INCOME TAXES (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES [Abstract]
Deferred Tax Assets and Liabilities
The tax effects of temporary difference that give rise to a significant portion of deferred tax assets and tax liabilities as of at March 31, 2022 and December 31, 2021 are as follows (in thousands):
	March 31 2022	December 31 2021
Deferred tax assets:
Accrued expenses and other liabilities	$76	$76
Property and equipment, net	—	—
Net operating loss	4,115	3,402
Stock based compensation	147	132
Total gross deferred tax assets	4,338	3,610
Less: valuation allowance	(4,050)	(3,385)
Total deferred tax assets	288	225
Deferred tax liabilities:
Prepaid expenses and other assets	(214)	(191.00)
Property and equipment, net	(74)	(34.00)
Total deferred tax liabilities	(288)	(225)
Net deferred income tax asset (liability)	$—	$—

The tax effects of temporary difference that give rise to a significant portion of deferred tax assets and tax liabilities for the year ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31
	2021	2020
Deferred tax assets:
Accrued expenses and other liabilities	76	42
Property and equipment, net	—	112
Net operating loss	3,402	1,464
Stock-based compensation	132	147
Total gross deferred tax assets	3,610	1,765
Less: valuation allowance	(3,385)	(1,765)
Total deferred tax assets	225	—
Deferred tax liabilities:
Prepaid expenses and other assets	(191)	—
Property and equipment, net	(34)	—
Total deferred tax liabilities	(225)	—
Net deferred income tax asset (liability)	—	—